Acquisitions Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions		12 Months Ended
		Oct. 03, 2020		Sep. 28, 2019
Goodwill [Roll Forward]
Beginning balance		$ 80,293		$ 31,269
Acquisitions		732	[1]	49,085	[2]
Dispositions		0		0
Goodwill, Impairment Loss		(3,074)
Other, net		(262)		(61)
Segment Recast	[3]	0
Ending balance		77,689		80,293
Media Networks
Goodwill [Roll Forward]
Beginning balance		33,423		15,989
Acquisitions		568	[1]	17,434	[2]
Dispositions		0		0
Goodwill, Impairment Loss		0
Other, net		0		0
Segment Recast	[3]	(33,991)
Ending balance		0		33,423
Disney Parks, Experiences and Products
Goodwill [Roll Forward]
Beginning balance		5,535		4,487
Acquisitions		15	[1]	1,048	[2]
Dispositions		0		0
Goodwill, Impairment Loss		0
Other, net		0		0
Ending balance		5,550		5,535
Studio Entertainment
Goodwill [Roll Forward]
Beginning balance		17,797		7,094
Acquisitions		98	[1]	10,711	[2]
Dispositions		0		0
Goodwill, Impairment Loss		0
Other, net		(100)		(8)
Segment Recast	[3]	(17,795)
Ending balance		0		17,797
Direct-to-Consumer & International
Goodwill [Roll Forward]
Beginning balance		23,538		3,699
Acquisitions		51	[1]	19,892	[2]
Dispositions		0		0
Goodwill, Impairment Loss		(3,074)
Other, net		(162)		(53)
Segment Recast	[3]	(20,353)
Ending balance		0		23,538
Disney Media and Entertainment Distribution
Goodwill [Roll Forward]
Beginning balance		0		0
Acquisitions		0		0
Dispositions		0		0
Goodwill, Impairment Loss		0
Other, net		0		0
Segment Recast	[3]	72,139
Ending balance		72,139		$ 0
Parks, Experiences and Products [Member]
Goodwill [Roll Forward]
Segment Recast	[3]	$ 0

[1]	Reflects updates to allocation of purchase price for the acquisition of TFCF.
[2]	Represents the acquisition of TFCF and consolidation of Hulu.
[3]	Reflects the reallocation of goodwill as a result of the Company recasting its segments.